Commitments	12 Months Ended
Sep. 30, 2016
Commitments And Contingencies Disclosure [Abstract]
Commitments

2. COMMITMENTS

The Company leases office space in Oklahoma City, Oklahoma, under the terms of an operating lease expiring in April 2020. Future minimum rental payments under the terms of the lease are $204,089, $206,665, $210,273 and $122,659 in 2017, 2018, 2019 and 2020, respectively. Total rent expense incurred by the Company was $202,083 in 2016, $198,238 in 2015 and $202,134 in 2014.